Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations including assets and liabilities and statements of operation

	December 31, 2018	December 31, 2017
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$-	$3,068,307
Transaction monetary assets	-	12,522,240
Mark to market asset for open trading positions	-	241,336
Other receivables	-	100,200
Total assets of discontinued operation	$-	$15,932,083

Liabilities of discontinued operation:
Current liabilities:
Deposition in the Margin	$-	$12,522,240
Mark to market liability for open trading positions	-	106,502
Other payables	-	1,589,614
Total liabilities of discontinued operation	$-	$14,218,356

	Years Ended December 31,
	2018	2017	2016
Revenues	$486,244	$315,194	$821,977
Cost of revenues	400,513	392,671	77,000
Gross profit	85,732	(77,477)	744,977
Operating expenses	(11,844,769)	(562,559	(59,068)
Other income (expenses), net	60,499	120,394	(1,332)
Loss before income tax	(11,698,538)	(519,642)	684,577
Income tax expense	-	-	-
Loss from discontinued operation	(11,698,538)	(519,642)	684,577
Gain from disposal, net of tax	5,072,068	-	-
Total loss from discontinued operations, net of income taxes	$(6,626,470)	$(519,642)	$684,577